Short-term debt - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 11,000	$ 158,200	$ 136,000	$ 13,296
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	0				10,794
Revolving Credit Facility
Short-term Debt [Line Items]
Short-term debt	0				2,500
Bank overdrafts
Short-term Debt [Line Items]
Short-term debt	$ 0				$ 2